Debt and Warrant Liabilities - Seaport OPG Loan (Details)			3 Months Ended	6 Months Ended
	Apr. 17, 2025 shares	Apr. 02, 2025 shares	Mar. 31, 2025 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Jun. 13, 2023	Jul. 17, 2019
Debt and Warrant Liabilities
Total debt liability owed			$ 28,787,160	$ 107,468,217	$ 88,996,117
Exercise price of warrant | $ / shares			$ 0.01	$ 0.01
Seaport OPG Loan
Debt and Warrant Liabilities
Interest rate				12.00%
Discount on issuance (in percentage)				10.00%
Purchase order loan				$ 3,410,023
Total debt liability owed			$ 922,616	856,121
Number of warrants converted to common stock | shares			3,000,000
Exercise price of warrant | $ / shares			$ 0.01
Value of stock issued			$ 30,000
Seaport notes
Debt and Warrant Liabilities
Interest rate						12.00%	12.00%
Total debt liability owed				$ 14,701,451	$ 12,670,200
Number of shares exercised | EquityInstruments			5,350,000
Seaport notes | Subsequent Events
Debt and Warrant Liabilities
Debt conversion converted instrument shares issued | shares	5,350,000
Number of shares issued | shares		3,000,000